Acquisition of E-Motors (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts

Cash acquired	$37,132
Restricted cash	23,055
Accounts receivable, net	4,495,690
Accounts receivable from related parties, net	3,434,845
Manufacturer rebate receivable	6,209,480
Inventories, net	2,404,668
Advances to suppliers, net	1,233,274
Due from related party	385,083
Other current assets	1,608,333
Property, plant and equipment, net	1,584,652
Patents and software	2,050,923
Electronic vehicle registered license	13,907,238
Accounts payable	(6,101,767)
Accrued liabilities and other current liabilities	(6,444,440)
Deferred tax liability	(1,884,603)
Noncontrolling interest	(9,583,646)
Goodwill	9,001,923

Total consideration	$22,361,840